Research and Development (Tables)	12 Months Ended
Dec. 31, 2012
Research and Development Expense [Abstract]
Schedule of Research and Development
Research and Development consists of the following:

	Year ended December 31,
	2010	2011	2012
Research and development expenses	79,331	130,153	150,118
Research and development grants and credits	(546)	(753)	(899)
Total research and development expenses	78,785	129,400	149,219